Shareholder Report, Average Annual Return (Details)		12 Months Ended	59 Months Ended		60 Months Ended	87 Months Ended	102 Months Ended		104 Months Ended	118 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025 [7]	Sep. 30, 2025		Sep. 30, 2025 [3]	Sep. 30, 2025 [9]	Sep. 30, 2025
American Funds® U.S. Government Money Market Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class A
Average Annual Return, Percent	[1]	4.01%			2.73%						1.77%
American Funds® U.S. Government Money Market Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class C (with sales charge)*
Average Annual Return, Percent	[1]	2.90%			2.66%						1.75%
American Funds® U.S. Government Money Market Fund-Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class T
Average Annual Return, Percent	[1]	4.15%			2.81%		2.13%	[2]
American Funds® U.S. Government Money Market Fund-Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class F-1
Average Annual Return, Percent	[1]	3.84%			2.60%						1.60%
American Funds® U.S. Government Money Market Fund-Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class F-2
Average Annual Return, Percent	[1]	4.13%			2.80%						1.79%
American Funds® U.S. Government Money Market Fund-Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class F-3
Average Annual Return, Percent	[1]	4.21%			2.85%				2.12%
American Funds® U.S. Government Money Market Fund-Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class 529-A
Average Annual Return, Percent	[1]	3.96%			2.69%						1.72%
American Funds® U.S. Government Money Market Fund-Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class 529-C
Average Annual Return, Percent	[1]	2.84%			2.62%						1.72%
American Funds® U.S. Government Money Market Fund-Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class 529-E
Average Annual Return, Percent	[1]	3.85%			2.63%						1.69%
American Funds® U.S. Government Money Market Fund-Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class 529-T
Average Annual Return, Percent	[1]	4.09%			2.77%		2.07%	[4]
American Funds® U.S. Government Money Market Fund-Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class 529-F-1
Average Annual Return, Percent	[1]	4.03%			2.72%						1.73%
American Funds® U.S. Government Money Market Fund-Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class 529-F-2
Average Annual Return, Percent	[1]	4.10%	2.82%	[5]
American Funds® U.S. Government Money Market Fund-Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class 529-F-3
Average Annual Return, Percent	[1]	4.15%	2.85%	[6]
American Funds® U.S. Government Money Market Fund-ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class ABLE-A
Average Annual Return, Percent	[1]	4.05%			2.75%	2.31%
American Funds® U.S. Government Money Market Fund-ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class ABLE-F-2
Average Annual Return, Percent	[1]	4.16%	2.86%	[8]
American Funds® U.S. Government Money Market Fund-R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class R-1
Average Annual Return, Percent	[1]	4.14%			2.80%						1.79%
American Funds® U.S. Government Money Market Fund-R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class R-2
Average Annual Return, Percent	[1]	3.08%			2.11%						1.17%
American Funds® U.S. Government Money Market Fund-R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class R-2E
Average Annual Return, Percent	[1]	3.38%			2.30%						1.34%
American Funds® U.S. Government Money Market Fund-Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class R-3
Average Annual Return, Percent	[1]	3.54%			2.40%						1.42%
American Funds® U.S. Government Money Market Fund-Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class R-4
Average Annual Return, Percent	[1]	3.85%			2.61%						1.61%
American Funds® U.S. Government Money Market Fund-Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class R-5E
Average Annual Return, Percent	[1]	4.06%			2.75%					1.76%
American Funds® U.S. Government Money Market Fund-Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class R-5
Average Annual Return, Percent	[1]	4.16%			2.81%						1.81%
American Funds® U.S. Government Money Market Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class R-6
Average Annual Return, Percent	[1]	4.21%			2.85%						1.84%
Without Sales Load [Member] | American Funds® U.S. Government Money Market Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class C (without sales charge)*
Average Annual Return, Percent	[1]	3.90%			2.66%						1.75%
Without Sales Load [Member] | American Funds® U.S. Government Money Market Fund-Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Government Money Market Fund — Class 529-C
Average Annual Return, Percent	[1]	3.84%			2.62%						1.72%
USTREAS T-Bill Auction Ave 3 Mon [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		USTREAS T-Bill Auction Ave 3 Mon
Average Annual Return, Percent	[10]	4.47%	3.27%	[5],[6],[8]	3.22%	2.73%	2.52%	[2],[4]	2.49%	2.22%	2.19%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class ABLE-A shares were first offered on July 13, 2018.
[8]	Class ABLE-F-2 shares were first offered on October 30, 2020.
[9]	Class R-5E shares were first offered on November 20, 2015.
[10]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.